Fair value of financial instruments (Tables)	3 Months Ended
Jan. 31, 2022
Text Block [Abstract]
Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument
The following tables provide a comparison of the carrying values and fair values for financial instruments classified or designated as fair value through profit or loss (FVTPL) and fair value through other comprehensive income (FVOCI). Embedded derivatives are presented on a combined basis with the host contracts. Refer to Note 2 and Note 3 of our audited 2021 Annual Consolidated Financial Statements for a description of the valuation techniques and inputs used in the fair value measurement of our financial instruments. There have been no significant changes to our determination of fair value during the quarter.

	As at January 31, 2022
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$50,175	$–	$–	$13,245	$13,245	$63,420	$63,420
Securities
Trading	135,190	14,335	–	–	–	–	149,525	149,525
Investment, net of applicable allowance	–	–	81,092	549	71,929	70,796	153,570	152,437
	135,190	14,335	81,092	549	71,929	70,796	303,095	301,962
Assets purchased under reverse repurchase agreements and securities borrowed	270,142	–	–	–	41,984	41,984	312,126	312,126
Loans, net of applicable allowance
Retail	–	240	157	–	511,220	508,971	511,617	509,368
Wholesale	9,873	3,283	532	–	214,726	214,501	228,414	228,189
	9,873	3,523	689	–	725,946	723,472	740,031	737,557
Other
Derivatives	92,319	–	–	–	–	–	92,319	92,319
Other assets (1)	2,663	–	–	–	60,259	60,259	62,922	62,922
Financial liabilities
Deposits
Personal	$348	$19,709			$355,549	$355,434	$375,606	$375,491
Business and government (2)	615	140,682			578,792	579,325	720,089	720,622
Bank (3)	–	17,473			29,674	29,674	47,147	47,147
	963	177,864			964,015	964,433	1,142,842	1,143,260
Other
Obligations related to securities sold short	41,544	–			–	–	41,544	41,544
Obligations related to assets sold under repurchase agreements and securities loaned	–	238,833			26,176	26,176	265,009	265,009
Derivatives	88,102	–			–	–	88,102	88,102
Other liabilities (4)	445	107			64,743	64,724	65,295	65,276
Subordinated debentures	–	–			10,561	10,661	10,561	10,661

	As at October 31, 2021
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$56,896	$–	$–	$22,742	$22,742	$79,638	$79,638
Securities
Trading	125,801	13,439	–	–	–	–	139,240	139,240
Investment, net of applicable allowance	–	–	77,802	533	67,149	66,823	145,484	145,158
	125,801	13,439	77,802	533	67,149	66,823	284,724	284,398
Assets purchased under reverse repurchase agreements and securities borrowed	265,011	–	–	–	42,892	42,892	307,903	307,903
Loans, net of applicable allowance
Retail	–	241	327	–	500,621	502,277	501,189	502,845
Wholesale	8,428	2,769	813	–	204,376	204,683	216,386	216,693
	8,428	3,010	1,140	–	704,997	706,960	717,575	719,538
Other
Derivatives	95,541	–	–	–	–	–	95,541	95,541
Other assets (1)	4,109	–	–	–	58,483	58,483	62,592	62,592
Financial liabilities
Deposits
Personal	$321	$18,328			$343,839	$344,040	$362,488	$362,689
Business and government (2)	739	131,630			563,984	565,106	696,353	697,475
Bank (3)	–	17,251			24,739	24,743	41,990	41,994
	1,060	167,209			932,562	933,889	1,100,831	1,102,158
Other
Obligations related to securities sold short	37,841	–			–	–	37,841	37,841
Obligations related to assets sold under repurchase agreements and securities loaned	–	236,147			26,054	26,054	262,201	262,201
Derivatives	91,439	–			–	–	91,439	91,439
Other liabilities (4)	654	171			64,746	64,749	65,571	65,574
Subordinated debentures	–	–			9,593	9,601	9,593	9,601

(1)	Includes Customers’ liability under acceptances and financial instruments recognized in Other assets.
(2)	Business and government deposits include deposits from regulated deposit-taking institutions other than banks.
(3)	Bank deposits refer to deposits from regulated banks and central banks.
(4)	Includes Acceptances and financial instruments recognized in Other liabilities.

Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy
Fair value of assets and liabilities measured at fair value on a recurring basis and classified using the fair value hierarchy

	As at
	January 31, 2022						October 31, 2021
	Fair value measurements using			Netting adjustments		Fair value	Fair value measurements using			Netting adjustments		Fair value
(Millions of Canadian dollars)	Level 1	Level 2	Level 3				Level 1	Level 2	Level 3
Financial assets
Interest-bearing deposits with banks	$–	$50,175	$–	$		$50,175	$–	$56,896	$–	$		$56,896
Securities
Trading
Debt issued or guaranteed by:
Canadian government (1)
Federal	6,131	1,775	–			7,906	8,977	2,380	–			11,357
Provincial and municipal	–	9,785	–			9,785	–	11,068	–			11,068
U.S. federal, state, municipal and agencies (1)	1,101	26,673	22			27,796	215	22,738	25			22,978
Other OECD government (2)	3,741	7,037	–			10,778	2,729	5,730	–			8,459
Mortgage-backed securities (1)	–	13	–			13	–	4	–			4
Asset-backed securities
Non-CDO securities (3)	–	1,062	2			1,064	–	891	2			893
Corporate debt and other debt	–	24,188	15			24,203	–	23,085	25			23,110
Equities	62,988	3,303	1,689			67,980	56,826	3,015	1,530			61,371
	73,961	73,836	1,728			149,525	68,747	68,911	1,582			139,240
Investment
Debt issued or guaranteed by:
Canadian government (1)
Federal	2,068	2,033	–			4,101	1,973	1,730	–			3,703
Provincial and municipal	–	3,098	–			3,098	–	3,132	–			3,132
U.S. federal, state, municipal and agencies (1)	–	35,333	–			35,333	12	34,815	–			34,827
Other OECD government	–	5,948	–			5,948	–	5,956	–			5,956
Mortgage-backed securities (1)	–	2,720	20			2,740	–	2,727	20			2,747
Asset-backed securities
CDO	–	7,157	–			7,157	–	7,074	–			7,074
Non-CDO securities	–	559	–			559	–	586	–			586
Corporate debt and other debt	–	22,001	155			22,156	–	19,625	152			19,777
Equities	46	154	349			549	46	153	334			533
	2,114	79,003	524			81,641	2,031	75,798	506			78,335
Assets purchased under reverse repurchase agreements and securities borrowed	–	270,142	–			270,142	–	265,011	–			265,011
Loans	–	13,406	679			14,085	–	11,501	1,077			12,578
Other
Derivatives
Interest rate contracts	–	31,858	322			32,180	–	33,857	320			34,177
Foreign exchange contracts	–	42,922	49			42,971	–	41,224	74			41,298
Credit derivatives	–	82	–			82	–	34	–			34
Other contracts	2,690	16,003	43			18,736	3,175	17,955	26			21,156
Valuation adjustments	–	(961)	27			(934)	–	(819)	9			(810)
Total gross derivatives	2,690	89,904	441			93,035	3,175	92,251	429			95,855
Netting adjustments					(716)	(716)					(314)	(314)
Total derivatives						92,319						95,541
Other assets	1,568	1,095	–			2,663	1,474	2,635	–			4,109
	$80,333	$577,561	$3,372		$(716)	$660,550	$75,427	$573,003	$3,594		$(314)	$651,710
Financial liabilities
Deposits
Personal	$–	$19,935	$122	$		$20,057	$–	$18,498	$151	$		$18,649
Business and government	–	141,297	–			141,297	–	132,369	–			132,369
Bank	–	17,473	–			17,473	–	17,251	–			17,251
Other
Obligations related to securities sold short	18,789	22,755	–			41,544	18,345	19,496	–			37,841
Obligations related to assets sold under repurchase agreements and securities loaned	–	238,833	–			238,833	–	236,147	–			236,147
Derivatives
Interest rate contracts	–	26,818	877			27,695	–	28,566	955			29,521
Foreign exchange contracts	–	41,824	42			41,866	–	40,484	27			40,511
Credit derivatives	–	100	–			100	–	120	–			120
Other contracts	3,103	15,566	491			19,160	3,699	17,456	419			21,574
Valuation adjustments	–	9	(12)			(3)	–	38	(11)			27
Total gross derivatives	3,103	84,317	1,398			88,818	3,699	86,664	1,390			91,753
Netting adjustments					(716)	(716)					(314)	(314)
Total derivatives						88,102						91,439
Other liabilities	332	213	7			552	258	560	7			825
	$22,224	$524,823	$1,527		$(716)	$547,858	$22,302	$510,985	$1,548		$(314)	$534,521

(1)	As at January 31, 2022, residential and commercial mortgage-backed securities (MBS) included in all fair value levels of trading securities were $12,029 million
and $nil (October 31, 2021 – $13,124 million and $nil), respectively, and in all fair value levels of Investment securities were $13,389 million
and $
2,594
million
(October 31, 2021 – $13,542 million and $2,592 million), respectively.
(2)	Organisation for Economic Co-operation and Development (OECD).
(3)	Collateralized debt obligations (CDO).

Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3
Changes in fair value measurement for instruments measured on a recurring basis and categorized in Level 3

	For the three months ended January 31, 2022
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$25	$–	$1	$–	$(4)	$–	$–	$22	$–
Asset-backed securities
Non-CDO securities	2	–	–	–	–	–	–	2	–
Corporate debt and other debt	25	(1)	–	–	(5)	–	(4)	15	(1)
Equities	1,530	74	23	82	(20)	–	–	1,689	94
	1,582	73	24	82	(29)	–	(4)	1,728	93
Investment
Mortgage-backed securities	20	–	–	–	–	–	–	20	n.a.
Corporate debt and other debt	152	–	3	–	–	–	–	155	n.a.
Equities	334	–	45	6	(1)	–	(35)	349	n.a.
	506	–	48	6	(1)	–	(35)	524	n.a.
Loans	1,077	10	(8)	56	(461)	7	(2)	679	10
Other
Net derivative balances (3)
Interest rate contracts	(635)	(11)	1	1	82	–	7	(555)	(8)
Foreign exchange contracts	47	(30)	1	–	(4)	–	(7)	7	(32)
Other contracts	(393)	61	(8)	(103)	42	(76)	29	(448)	70
Valuation adjustments	20	–	–	–	–	19	–	39	–
Other assets	–	–	–	–	–	–	–	–	–
	$2,204	$103	$58	$42	$(371)	$(50)	$(12)	$1,974	$133
Liabilities
Deposits	$(151)	$(6)	$(1)	$(27)	$5	$(20)	$78	$(122)	$6
Other
Other liabilities	(7)	–	–	–	–	–	–	(7)	–
	$(158)	$(6)	$(1)	$(27)	$5	$(20)	$78	$(129)	$6

	For the three months ended January 31, 2021
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$44	$–	$(1)	$–	$(4)	$–	$–	$39	$–
Asset-backed securities
Non-CDO securities	2	–	–	–	–	–	–	2	–
Corporate debt and other debt	30	–	–	3	–	14	(11)	36	–
Equities	1,261	18	(33)	109	(23)	–	–	1,332	25
	1,337	18	(34)	112	(27)	14	(11)	1,409	25
Investment
Mortgage-backed securities	27	–	(6)	–	–	–	–	21	n.a.
Corporate debt and other debt	160	–	(7)	–	1	–	–	154	n.a.
Equities	335	–	(1)	–	2	–	–	336	n.a.
	522	–	(14)	–	3	–	–	511	n.a.
Loans	1,070	(5)	7	82	3	16	(60)	1,113	18
Other
Net derivative balances (3)
Interest rate contracts	(588)	1	(1)	(3)	(39)	(3)	(10)	(643)	2
Foreign exchange contracts	22	13	3	5	(6)	1	4	42	10
Other contracts	(301)	(11)	11	(17)	47	8	163	(100)	13
Valuation adjustments	40	–	–	–	(4)	–	–	36	–
Other assets	53	(39)	(2)	–	(3)	–	–	9	(39)
	$2,155	$(23)	$(30)	$179	$(26)	$36	$86	$2,377	$29
Liabilities
Deposits	$(139)	$(29)	$3	$(45)	$13	$(72)	$100	$(169)	$(25)
Other
Other liabilities	(38)	22	1	–	2	–	–	(13)	22
	$(177)	$(7)	$4	$(45)	$15	$(72)	$100	$(182)	$(3)

(1)	These amounts include the foreign currency translation gains or losses arising on consolidation of foreign subsidiaries relating to the Level 3 instruments, where applicable. The unrealized gains on Investment securities recognized in OCI were $45 million for the three months ended January 31, 2022 (January 31, 2021 – losses of $3 million), excluding the translation gains or losses arising on consolidation.
(2)	Other includes amortization of premiums or discounts recognized in net income.
(3)	Net derivatives as at January 31, 2022 included derivative assets of $441 million (January 31, 2021 – $508 million) and derivative liabilities of $1,398 million (January 31, 2021 – $1,173 million).
n.a.	not applicable

Summary of Net Interest Income From Financial Instruments
Interest and dividend income arising from financial assets and financial liabilities and the associated costs of funding are reported in Net interest income.

	For the three months ended
(Millions of Canadian dollars)	January 31 2022	January 31 2021
Interest and dividend income (1), (2)
Financial instruments measured at fair value through profit or loss	$1,419	$1,172
Financial instruments measured at fair value through other comprehensive income	77	102
Financial instruments measured at amortized cost	5,882	5,962
	7,378	7,236
Interest expense (1)
Financial instruments measured at fair value through profit or loss	861	737
Financial instruments measured at amortized cost	1,246	1,464
	2,107	2,201
Net interest income	$5,271	$5,035

(1)	Excludes the following amounts related to our insurance operations and included in Insurance premiums, investment and fee income in the Interim Consolidated Statements of Income: for the three months ended January 31, 2022, Interest income of $196 million (January 31, 2021 – $149 million), and Interest expense of $1 million (January 31, 2021 – $1 million).
(2)	Includes dividend income for the three months ended January 31, 2022 of $750 million (January 31, 2021 – $608 million), which is presented in Interest and dividend income in the Interim Consolidated Statements of Income.